Victory SP 500 Index Fund Investment Objectives and Goals - Victory SP 500 Index Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory S&P 500 Index Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory S&P 500 Index Fund (the “Fund”) seeks to provide performance and income that is comparable to the S&P 500® Index (the “Index”).